Financial assets at FVTOCI - Changes in allowance for credit losses of financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Impairment loss due to credit loss on financial assets measured at FVTOCI		₩ (4,909)	₩ (1,529)	₩ (3,297)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		(9,631)	(8,569)	(6,177)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Impairment loss due to credit loss on financial assets measured at FVTOCI		(4,909)	(1,529)	(3,297)
Disposal		2,378	764	853
Others	[1]	16	(297)	52
Ending balance		(12,146)	(9,631)	(8,569)
Financial assets at fair value through other comprehensive income, category [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		(9,631)	(8,569)	(5,939)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Impairment loss due to credit loss on financial assets measured at FVTOCI		(4,909)	(1,529)	(3,297)
Disposal		2,378	764	615
Others	[1]	16	(297)	52
Ending balance		(12,146)	(9,631)	(8,569)
Financial assets at fair value through other comprehensive income, category [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	(238)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Impairment loss due to credit loss on financial assets measured at FVTOCI		0	0	0
Disposal		0	0	238
Others	[1]	0	0	0
Ending balance		0	0	0
Financial assets at fair value through other comprehensive income, category [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Impairment loss due to credit loss on financial assets measured at FVTOCI		0	0	0
Disposal		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc..